Consolidated Statements of Financial Statements - CAD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 133,214	$ 172,758	$ 95,676
Accounts receivable	222,046	212,206	213,375
Contract assets	114,178	82,760	66,722
Inventories	195,559	172,687	212,251
Work-in-progress related to finance leases	32,377	36,169	0
Current portion of finance leases receivable	20,235	15,248	3,047
Income taxes receivable	3,545	3,732	23,718
Derivative financial instruments	258	294	491
Other current assets	13,713	13,853	9,047
Total current assets	735,125	709,707	624,327
Property, plant and equipment	93,509	96,414	102,636
Rental equipment	594,040	610,328	637,814
Lease right-of-use assets	47,280	49,887	54,184
Finance leases receivable	117,322	88,110	61,227
Deferred tax assets	9,261	9,293	48,216
Other assets	58,824	51,315	58,600
Intangible assets	8,399	10,118	16,544
Goodwill	563,215	566,270	576,028
Total assets	2,226,975	2,191,442	2,179,576
Current liabilities
Accounts payable and accrued liabilities	256,296	240,747	182,152
Warranty provisions	5,608	6,636	10,549
Income taxes payable	10,976	9,318	4,387
Deferred revenues	109,217	84,614	35,409
Current portion of long-term debt		0	40,000
Current portion of lease liabilities	13,286	13,906	14,693
Derivative financial instruments	409	180	371
Total current liabilities	395,792	355,401	287,561
Long-term debt	339,126	331,422	349,712
Lease liabilities	41,157	43,108	47,233
Deferred tax liabilities	90,796	91,972	87,408
Other liabilities	18,002	15,785	10,967
Total liabilities	884,873	837,688	782,881
Shareholders' equity
Share capital	375,540	375,524	375,524
Contributed surplus	659,067	658,615	656,832
Retained earnings	272,351	274,962	301,040
Accumulated other comprehensive income	35,144	44,653	63,299
Total shareholders' equity	1,342,102	1,353,754	1,396,695
Total liabilities and shareholders' equity	$ 2,226,975	$ 2,191,442	$ 2,179,576